Shareholder Report, Holdings (Details)	Mar. 31, 2026
State Farm Growth Fund | Other less than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
State Farm Growth Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.65%
State Farm Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.04%
State Farm Growth Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
State Farm Growth Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
State Farm Growth Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
State Farm Growth Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.88%
State Farm Growth Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
State Farm Growth Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
State Farm Growth Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
State Farm Balanced Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.57%
State Farm Balanced Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%
State Farm Balanced Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
State Farm Balanced Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
State Farm Balanced Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
State Farm Balanced Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
State Farm Balanced Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
State Farm Balanced Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
State Farm Balanced Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
State Farm Balanced Fund | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.08%
State Farm Balanced Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
State Farm Balanced Fund | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
State Farm Interim Fund | Zero - 1 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
State Farm Interim Fund | One - 2 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
State Farm Interim Fund | Two - 3 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.58%
State Farm Interim Fund | Three - 4 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.35%
State Farm Interim Fund | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.43%
State Farm Interim Fund | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
State Farm Municipal Bond Fund | Zero - 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.52%
State Farm Municipal Bond Fund | Six - 12 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.69%
State Farm Municipal Bond Fund | Twelve - 22 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.26%
State Farm Municipal Bond Fund | Twenty Two Plus Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%